Alliance
Municipal
Trust
--New Jersey Portfolio

                             Alliance Capital [LOGO](R)

Annual Report
June 30, 2002

LETTER TO SHAREHOLDERS           Alliance Municipal Trust - New Jersey Portfolio
================================================================================

August 15, 2002

Dear Shareholder:

We are pleased to provide you with an update of Alliance Municipal Trust New Jersey Portfolio for the annual reporting period ended June 30, 2002.

While we had been expecting an economic growth of 4% during the second half of the year, we now believe that number will be closer to 3.5%, reflecting the possible impact of a sharp decline in equity prices while the economy is still in the early stages of a recovery. Despite our diminished expectations for economic growth, we remain optimistic. We continue to believe that a combination of very accommodative fiscal and monetary policy, strong underlying growth in liquidity flows and very lean inventory positions suggest that economic growth will still be reasonably good in the second half of the year. While consumption may fall and exports rise, producing a different kind of growth, overall, we expect the economy to expand at a reasonably strong rate in the second half of 2002 and into 2003.

Pessimists contend that since the equity market correction was not limited to the U.S., the impact on the economic recovery also will be global. Clearly, the economic impact of a stock market decline hinges not only on the economy's basic direction, but also on the policies that precede and follow such a decline. The economy is in the early stages of an economic recovery, so it is quite possible that the stock market fall of the past 90 days will take a larger toll on economic activity than either the 1987 or 1998 corrections. Clearly, while another interest rate reduction can not be ruled out if the stock market continues to slide at this rate, U.S. Federal Reserve Chairman Alan Greenspan gave no hint that he and fellow Fed policymakers would further ease monetary policy anytime soon during his recent testimony to Congress.

There is no doubt in our mind that the U.S. economy is in the midst of an uneasy and uncomfortable transition. But this kind of transition has been part of every economic cycle. High levels of consumer spending and housing market gains are not able to sustain an economic recovery indefinitely on their own. In the past, economic recovery has always broadened to include other segments of the economy. Despite all of the risks posed by the stock market's plunge, we continue to believe that the transition to a more balanced and broader domestic and global expansion is underway. The transition may not occur as smoothly, comfortably or neatly as we would like, but we believe it will happen.

We appreciate your investment in the portfolios of Alliance Municipal Trust New Jersey Portfolio and look forward to reporting further investment progress in the coming period.

Sincerely,


/s/ Ronald M. Whitehill

Ronald M. Whitehill
President

STATEMENT OF NET ASSETS
June 30, 2002                    Alliance Municipal Trust - New Jersey Portfolio
================================================================================

Principal
  Amount
  (000)              Security(a)                      Yield      Value
--------------------------------------------------------------------------------

MUNICIPAL
BONDS - 92.6%
                     FLORIDA-0.7%
                     Hillsborough County
                     MFHR
                     (Royal Palm Key Apts
                     Project)
                     Series 02
$     1,930          7/15/35 (b) ................     1.70%   $ 1,930,000
                                                              -----------
                     GEORGIA-1.3%
                     Fulton County Family
                     Housing Authority
                     (Hickory Park Apts
                     Project)
                     Series 02 A
      4,000          6/01/27 (b) ................     1.45      4,000,000
                                                              -----------
                     INDIANA-2.3%
                     Gibson County PCR
                     (Toyota Motor
                     Manufacturing Project)
                     Series 99A AMT
      7,000          1/01/29 (b) ................     1.30      7,000,000
                                                              -----------
                     NEVADA-1.2%
                     Director Business
                     & Industry PCR
                     (Barrick Goldstrike
                     Mines)
                     Series 99 AMT
      3,500          6/01/29 (b) ................     1.35      3,500,000
                                                              -----------
                     NEW JERSEY-83.7%
                     Atlantic City
                     Improvement Authority
                     (Pooled Govt. Loan
                     Program)
                     Series 86
     10,400          7/01/26 (b) ................     1.10     10,400,000
                     Bergen County
                     Improvement Authority
                     (Kentshire Apts. Proj.)
                     Series 01 AMT
      6,000          3/15/34 (b) ................     1.20      6,000,000
                     Hudson County
                     Improvement Authority
                     (Essential Purpose
                     Pooled Govt.)
                     Series 86
      5,000          7/15/26 (b) ................     1.10      5,000,000
                     Jersey City
                     Redevelopment Agency
                     (Dixon Mill Apartments
                     Project)
                     Series 00A
      9,135          5/15/30 (b) ................     1.10      9,135,000
                     Jersey City Water
                     BAN
                     Series 01
      7,700          9/13/02 ....................     2.53      7,710,958
                     Monmouth County
                     Improvement Authority
                     (Pooled Govt. Loan
                     Prog.)
                     Series 86
      6,085          8/01/16 (b) ................     1.05      6,085,000
                     Montclair New Jersey
                     Temporary Notes GO
                     Series 02
      7,784          6/27/03 ....................     1.56      7,855,213
                     New Jersey Economic
                     Development Authority
                     (Bayonne/IMTT Project)
                     Series 93B
      3,800          12/01/27 (b) ...............     1.80      3,800,000
                     New Jersey Economic
                     Development Authority
                     (Bayonne/IMTT Project)
                     Series 93C
      2,600          12/01/27 (b) ...............     1.80      2,600,000
                     New Jersey Economic
                     Development Authority
                     (Church & Dwight, Inc.)
                     Series 91
      3,490          12/01/08 (b) ...............     1.20      3,490,000
                     New Jersey Economic
                     Development Authority
                     (Economic Growth-
                     Kirker Ent.)
                     Series 96 AMT
        900          1/01/05 (b) ................     1.20        900,000
                     New Jersey Economic
                     Development Authority
                     (Economic Growth-
                     Mona Industries)
                     Series 96 AMT
      2,100          1/01/16 (b) ................     1.20      2,100,000

                                 Alliance Municipal Trust - New Jersey Portfolio
================================================================================

Principal
  Amount
  (000)              Security(a)                        Yield     Value
--------------------------------------------------------------------------------
                     New Jersey Economic
                     Development Authority
                     (El Dordo
                     Terminals-Dow)
                     Series 84B
$     1,800          12/01/21 (b) ...............       1.80%  $ 1,800,000
                     New Jersey Economic
                     Development Authority
                     (Encap Golf Holdings
                     LLC)
                     Series 01A
      2,400          10/01/26 (b) ...............       1.10     2,400,000
                     New Jersey Economic
                     Development Authority
                     (Encap Golf Holdings
                     Project)
                     Series 01B AMT
     19,350          10/01/11 (b) ...............       1.10    19,350,000
                     New Jersey Economic
                     Development Authority
                     (Flexo-Craft Printers)
                     Series B AMT
      1,210          8/01/04 (b) ................       1.25     1,210,000
                     New Jersey Economic
                     Development Authority
                     (Foreign Trade Zone
                     Project)
                     Series 98
      5,100          12/01/07 (b) ...............       1.80     5,100,000
                     New Jersey Economic
                     Development Authority
                     (Geriatric Services
                     Housing Corp., Inc.)
                     Series 01
      7,740          11/01/31 (b) ...............       1.15     7,740,000
                     New Jersey Economic
                     Development Authority
                     (Job Haines Home
                     Project)
                     Series 98
      1,940          2/01/28 (b) ................       1.20     1,940,000
                     New Jersey Economic
                     Development Authority
                     (Mercer Street Friends
                     Project)
                     Series 96-F
      1,065          11/01/16 (b) ...............       1.20     1,065,000
                     New Jersey Economic
                     Development Authority
                     (Republic Services, Inc.)
                     Series 01 AMT
      8,000          8/01/13 (b) ................       1.20     8,000,000
                     New Jersey Economic
                     Development Authority
                     (Stone Brothers
                     Secaucus LLC)
                     Series 01 AMT
      1,860          9/01/21 (b) ................       1.33     1,860,000
                     New Jersey Economic
                     Development Authority
                     (The Homasote Co.
                     Project)
                     Series 96-E AMT
      2,380          11/01/06 (b) ...............       1.30     2,380,000
                     New Jersey Economic
                     Development Authority
                     (The Montclair
                     Art Museum)
                     Series 00
      6,000          6/01/20 (b) ................       1.20     6,000,000
                     New Jersey Economic
                     Development Authority
                     (Thermal Energy Ltd.
                     Partnership)
                     Series 95 AMT
      3,000          12/01/09 (b) ...............       1.25     3,000,000
                     New Jersey Economic
                     Development Authority
                     (Thermal Energy Ltd.)
                     AMT
     10,500          12/01/31 (b) ...............       1.25    10,500,000
                     New Jersey Economic
                     Development Authority
                     (Vahariolos Partners
                     Project)
                     Series H AMT
      2,005          11/01/16 (b) ...............       1.30     2,005,000
                     New Jersey Economic
                     Development Authority
                     PCR
                     (Hoffman-LA Roche,
                     Inc.)
      2,800          2/01/05 (b) ................       1.25     2,800,000
                     New Jersey
                     Health Care Facilities
                     (Christ Hospital)
                     Series 98A-2
      3,500          7/01/13 (b) ................       1.20     3,500,000

                                                      Alliance Municipal Trust -
STATEMENT OF NET ASSETS (continued)                         New Jersey Portfolio
================================================================================

Principal
  Amount
  (000)              Security(a)                        Yield     Value
--------------------------------------------------------------------------------
                     New Jersey
                     Health Care Facilities
                     (Composite Program)
                     Series 01A-3
$     4,000          7/01/21 (b) ................       1.10%  $ 4,000,000
                     New Jersey
                     Health Care Facilities
                     (Hackettstown
                     Community Hospital)
                     Series 00
      5,850          7/01/30 (b) ................       1.20     5,850,000
                     New Jersey
                     Health Care Facilities
                     (Hospital Capital
                     Asset Financing)
                     Series 85B
      5,000          7/01/35 (b) ................       1.10     5,000,000
                     New Jersey
                     Health Care Facilities
                     (Hospital Capital Asset
                     Financing)
                     Series 85D
      7,400          7/01/35 (b) ................       1.10     7,400,000
                     New Jersey
                     Health Care Facilities
                     (Rwj Health Care Corp.
                     at Hamilton)
                     Series 02
     10,000          7/01/32 (b) ................       1.10    10,000,000
                     New Jersey
                     Health Care Facilities
                     (St. Barnabas Health
                     Care System)
                     Series 01A
     11,000          7/01/31 (b) ................       1.15    11,000,000
                     New Jersey
                     Health Care Facilities
                     (St. Mary's Hospital)
                     Series 99A-4
      7,600          7/01/19 (b) ................       1.30     7,600,000
                     New Jersey
                     Health Care Facilities
                     (St. Peter's University
                     Hospital)
                     Series 00B
     11,900          7/01/30 (b) ................       1.20    11,900,000
                     New Jersey
                     Health Care Facilities
                     (United Methodist
                     Homes)
                     Series 98A-6
      2,500          7/01/07 (b) ................       1.20     2,500,000
                     New Jersey State
                     Educational Facilities
                     Authority
                     (Centenary College)
                     Series 00F
      5,500          10/01/20 (b) ...............       1.20     5,500,000
                     New Jersey State
                     Turnpike Authority
                     (Turnpike Revenue)
                     FGIC
                     Series 91D
     22,000          1/01/18 (b) ................       1.10    22,000,000
                     Raritan Township BAN
                     Series 02
      3,130          9/12/02 ....................       1.35     3,133,998
                     Salem County PCR
                     (Dupont Corp.)
                     Series 82A
      2,400          3/01/12 (b) ................       1.60     2,400,000
                     Union County
                     Improvement Authority
                     (Cedar Glen Housing
                     Corp.)
                     Series A AMT
      7,000          12/15/34 (b) ...............       1.10     7,000,000
                                                               -----------
                                                               251,010,169
                                                               -----------
                     NEW YORK-2.4%
                     Port Authority
                     of New York &
                     New Jersey
                     (Versatile Structure)
                     AMT
      7,300          12/01/17 (b) ...............       1.85     7,300,000
                                                               -----------
                     PENNSYLVANIA-1.0%
                     Delaware River Joint
                     Toll Bridge BANS
                     Series 01
      3,000          11/01/02 ...................       1.77     3,003,046
                                                               -----------
                     Total Municipal Bonds
                     (amortized cost
                     $277,743,215) ..............              277,743,215
                                                               -----------

                                 Alliance Municipal Trust - New Jersey Portfolio
================================================================================

Principal
  Amount
  (000)              Security(a)                        Yield       Value
--------------------------------------------------------------------------------
                     COMMERCIAL
                     PAPER-12.1%
                     COLORADO-2.0%
                     Denver Airport
                     (Subordinate Revenue
                     Bond)
                     Series 00A AMT
$     6,000          7/25/02 ....................       1.35%    $  6,000,000
                                                                 ------------
                     FLORIDA-1.7%
                     Miami-Dade Aviation
                     (Miami International
                     Airport)
                     Series B
      5,000          8/07/02 ....................       1.30        5,000,000
                                                                 ------------
                     NEW JERSEY-4.1%
                     New Jersey
                     Educational
                     Facilities Authority
                     (Princeton University)
                     Series 97A
      3,400          7/23/02 ....................       1.20        3,400,000
      2,800          7/26/02 ....................       1.20        2,800,000
      2,800          8/29/02 ....................       1.25        2,800,000
      3,500          8/09/02 ....................       1.40        3,500,000
                                                                 ------------
                                                                   12,500,000
                                                                 ------------
                     NEW YORK-1.2%
                     Port Authority
                     of New York &
                     New Jersey
                     AMT
      3,700          9/17/02 ....................       1.35        3,700,000
                                                                 ------------
                     TEXAS-3.1%
                     Austin
                     (Travis & Williamson
                     County)
                     Series A
      2,500          8/01/02 ....................       1.35        2,500,000
                     Texas Public Finance
                     Authority
                     Series B
      6,700          7/18/02 ....................       1.30        6,700,000
                                                                 ------------
                                                                    9,200,000
                                                                 ------------
                     Total Commercial Paper
                     (amortized cost
                     $36,400,000) ...............                  36,400,000
                                                                 ------------
                     TOTAL
                     INVESTMENTS-104.7%
                     (amortized cost
                     $314,143,215) ..............                 314,143,215
                     Other assets less
                     liabilities-(4.7%) .........                 (14,015,953)
                                                                 ------------
                     NET ASSETS-100%
                     (offering and
                     redemption
                     price of $1.00 per
                     share;
                     300,127,262 shares
                     outstanding) ...............                $300,127,262
                                                                 ============

--------------------------------------------------------------------------------

(a) All securities either mature or their interest rate changes in one year or less.

(b) Variable Rate Demand Notes (VRDN) are instruments whose interest rates change on a specified date (such as coupon date or interest payment date) or whose interest rates vary with changes in a designated base rate (such as the prime interest rate). These instruments are payable on demand and are secured by letters of credit or other credit support agreements from major banks. Periodic Put Bonds (PPB) are payable on demand quarterly, semi-annually or annually and their interest rates change less frequently than rates on Variable Rate Demand Notes.

      Glossary of Terms:

      AMT   - Alternative Minimum Tax
      BAN   - Bond Anticipation Note
      FGIC  - Federal Guaranty Insurance Company
      GO    - General Obligation
      MFHR  - Multi-Family Housing Revenue
      PCR   - Pollution Control Revenue

      See notes to financial statements.

STATEMENT OF OPERATIONS
Year Ended June 30, 2002         Alliance Municipal Trust - New Jersey Portfolio
================================================================================

INVESTMENT INCOME
   Interest ...................................................                    $   5,585,806
EXPENSES
   Advisory fee (Note B) ......................................   $   1,603,845
   Distribution assistance and administrative service (Note C)        1,404,202
   Transfer agency (Note B) ...................................         116,750
   Custodian fees .............................................          89,610
   Printing ...................................................          44,165
   Registration fees ..........................................          30,408
   Audit and legal fees .......................................          30,312
   Trustees' fees .............................................           2,000
   Miscellaneous ..............................................           9,448
                                                                  -------------
   Total expenses .............................................       3,330,740
   Less: expense reimbursement (Note B) .......................        (123,051)
                                                                  -------------
   Net expenses ...............................................                        3,207,689
                                                                                   -------------
NET INCREASE IN NET ASSETS FROM OPERATIONS ....................                    $   2,378,117
                                                                                   =============

STATEMENT OF CHANGES IN NET ASSETS
================================================================================

                                                                    Year Ended       Year Ended
                                                                  June 30, 2002    June 30, 2001
                                                                  =============    =============
INCREASE IN NET ASSETS FROM OPERATIONS
   Net investment income ......................................   $   2,378,117    $   8,610,743
DIVIDENDS TO SHAREHOLDERS FROM
   Net investment income ......................................      (2,378,117)      (8,610,743)
TRANSACTIONS IN SHARES OF BENEFICIAL INTEREST
   Net increase (decrease) (Note E) ...........................     (37,011,845)      55,561,118
                                                                  -------------    -------------
   Total increase (decrease) ..................................     (37,011,845)      55,561,118
NET ASSETS
   Beginning of period ........................................     337,139,107      281,577,989
                                                                  -------------    -------------
   End of period ..............................................   $ 300,127,262    $ 337,139,107
                                                                  =============    =============

--------------------------------------------------------------------------------

See notes to financial statements.

NOTES TO FINANCIAL STATEMENTS
June 30, 2002                    Alliance Municipal Trust - New Jersey Portfolio
================================================================================

NOTE A: Significant Accounting Policies

Alliance Municipal Trust (the "Fund") is registered under the Investment Company Act of 1940 as an open-end investment company. The Fund operates as a Series company currently consisting of: Alliance Municipal Trust-General Portfolio, Alliance Municipal Trust-New York Portfolio, Alliance Municipal Trust-California Portfolio, Alliance Municipal Trust-Connecticut Portfolio, Alliance Municipal Trust-New Jersey Portfolio (the "Portfolio"), Alliance Municipal Trust-Virginia Portfolio, Alliance Municipal Trust-Florida Portfolio, Alliance Municipal Trust-Massachusetts Portfolio, Alliance Municipal Trust-Pennsylvania Portfolio, Alliance Municipal Trust-Ohio Portfolio and Alliance Municipal Trust-North Carolina Portfolio. Each series is considered to be a separate entity for financial reporting and tax purposes. The Portfolio pursues its objectives by maintaining a portfolio of high-quality money market securities all of which, at the time of investment, have remaining maturities of 397 days or less. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States, which require management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements and amounts of income and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of significant accounting policies followed by the Portfolio.

1. Valuation of Securities

Securities in which the Portfolio invests are traded primarily in the over-the-counter market and are valued at amortized cost, under which method a portfolio instrument is valued at cost and any premium or discount is amortized on a constant basis to maturity. Amortization of premium is charged to income. Accretion of market discount is credited to unrealized gains.

2. Taxes

It is the policy of the Portfolio to meet the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its investment company taxable income and net realized gains, if any, to shareholders. Therefore, no provisions for federal income or excise taxes are required.

3. Dividends

The Portfolio declares dividends daily from net investment income and automatically reinvests such dividends in additional shares at net asset value. Net realized capital gains on investments, if any, are expected to be distributed near year end.

4. Investment Income and Investment Transactions

Interest income is accrued as earned. Investment transactions are recorded on a trade date basis. Realized gain (loss) from investment transactions is recorded on the identified cost basis.

--------------------------------------------------------------------------------

NOTE B: Advisory Fee and Transactions with an Affiliate of the Adviser

The Portfolio pays its Adviser, Alliance Capital Management L.P., an advisory fee at the annual rate of .50% on the first $1.25 billion of average daily net assets; .49% on the next $.25 billion; .48% on the next $.25 billion; .47% on the next $.25 billion; .46% on the next $1 billion; and .45% in excess of $3 billion. The Adviser has agreed, pursuant to the advisory agreement, to reimburse the Portfolio to the extent that its annual aggregate expenses (excluding taxes, brokerage, interest and, where permitted, extraordinary expenses) exceed 1% of its average daily net assets for any fiscal year. For the year ended June 30, 2002, the reimbursement amounted to $123,051.

The Portfolio compensates Alliance Global Investor Services, Inc. (AGIS), a wholly-owned subsidiary of the Adviser, under a Transfer Agency Agreement for providing personnel and facilities to perform transfer agency services for the Portfolio. Such compensation amounted to $49,658 for the year ended June 30, 2002.

For the year ended June 30, 2002, the Portfolio's expenses were reduced by $301 under an expense offset arrangement with AGIS.

                                 Alliance Municipal Trust - New Jersey Portfolio
================================================================================

NOTE C: Distribution Assistance and Administrative Services Plan

Under this Plan, the Portfolio pays Alliance Fund Distributors, Inc., (the "Distributor"), a wholly-owned subsidiary of the Adviser, a distribution fee at the annual rate of .25% of the average daily value of the Portfolio's net assets. The Plan provides that the Distributor will use such payments in their entirety for distribution assistance and promotional activities. For the year ended June 30, 2002, the distribution fee amounted to $801,922. In addition, the Portfolio may reimburse certain broker-dealers for administrative costs incurred in connection with providing shareholder services, and may reimburse the Adviser for accounting and bookkeeping, and legal and compliance support. For the year ended June 30, 2002, such payments by the Portfolio amounted to $602,280, a portion of which was paid to the Adviser.

--------------------------------------------------------------------------------

NOTE D: Investment Transactions, Income Taxes and Distributions to Shareholders

At June 30, 2002, the cost of investments for federal income tax purposes was the same as the cost for financial reporting purposes. Dividends paid from net investment income for the year ended June 30, 2002, are exempt from federal income taxes. However, certain shareholders may be subject to the alternative minimum tax.

--------------------------------------------------------------------------------

NOTE E: Transactions in Shares of Beneficial Interest

An unlimited number of shares ($.01 par value) are authorized. At June 30, 2002, capital paid-in aggregated $300,127,262. Transactions, all at $1.00 per share, were as follows:

                                                    Year Ended      Year Ended
                                                     June 30,        June 30,
                                                       2002            2001
                                                   ============    ============
Shares sold ....................................    617,553,725     754,141,688
Shares issued on reinvestments of dividends ....      2,378,117       8,610,743
Shares redeemed ................................   (656,943,687)   (707,191,313)
                                                   ------------    ------------
Net increase (decrease) ........................    (37,011,845)     55,561,118
                                                   ============    ============

FINANCIAL HIGHLIGHTS             Alliance Municipal Trust - New Jersey Portfolio
================================================================================

Selected Data For A Share Of Beneficial Interest Outstanding Throughout Each Period

                                                                              Year Ended June 30,
                                                          ============================================================
                                                            2002         2001         2000         1999         1998
                                                          ========     ========     ========     ========     ========
Net asset value, beginning of period ..................   $   1.00     $   1.00     $   1.00     $   1.00     $   1.00
                                                          --------     --------     --------     --------     --------
Income From Investment Operations
Net investment income (a) .............................       .007         .027         .026         .022         .026
                                                          --------     --------     --------     --------     --------
Less: Dividends
Dividends from net investment income ..................      (.007)       (.027)       (.026)       (.022)       (.026)
                                                          --------     --------     --------     --------     --------
Net asset value, end of period ........................   $   1.00     $   1.00     $   1.00     $   1.00     $   1.00
                                                          ========     ========     ========     ========     ========
Total Return
Total investment return based on net asset value (b) ..         73%        2.71%        2.63%        2.21%        2.67%
Ratios/Supplemental Data
Net assets, end of period (000's omitted) .............   $300,127     $337,139     $281,578     $220,865     $151,617
Ratio to average net assets of:
   Expenses, net of waivers and reimbursements ........       1.00%        1.00%        1.00%        1.00%         .94%
   Expenses, before waivers and reimbursements ........       1.04%        1.03%        1.07%        1.09%        1.07%
   Net investment income (a) ..........................        .74%        2.65%        2.61%        2.16%        2.63%

--------------------------------------------------------------------------------

(a)   Net of expenses reimbursed or waived by the Adviser.

(b) Total investment return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption on the last day of the period. Total investment return does not reflect the deduction of taxes that a shareholder would pay on Portfolios distributions or the redemption of Portfolios shares. Total investment return calculated for a period of less than one year is not annualized.

                                                      Alliance Municipal Trust -
REPORT OF INDEPENDENT ACCOUNTANTS                           New Jersey Portfolio
================================================================================

To the Board of Trustees and Shareholders of Alliance Municipal Trust - New Jersey Portfolio

In our opinion, the accompanying statement of net assets and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Alliance Municipal Trust - New Jersey Portfolio (the "Fund") at June 30, 2002, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the financial highlights for each of the three years in the period then ended, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fund's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with auditing standards generally accepted in the United States of America, which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at June 30, 2002, by correspondence with the custodian and brokers, provide a reasonable basis for our opinion. The financial highlights for each of the two years in the period ended June 30, 1999, were audited by other independent accountants whose report dated July 23, 1999, expressed an unqualified opinion on those statements.


PricewaterhouseCoopers LLP
New York, New York
August 9, 2002

                                 Alliance Municipal Trust - New Jersey Portfolio
================================================================================

Alliance Municipal Trust
1345 Avenue of the
Americas New York, NY 10105
Toll-free 1(800)221-5672

TRUSTEES

John D. Carifa, Chairman
Sam Y. Cross (1)
Charles H.P. Duell (1)
William H. Foulk, Jr. (1)
David K. Storrs (1)
Shelby White (1)

OFFICERS

John D. Carifa, Chairman
Ronald M. Whitehill, President
Drew A. Biegel, Senior Vice President
John R. Bonczek, Senior Vice President
Doris T. Ciliberti, Senior Vice President
Kathleen A. Corbet, Senior Vice President
Patricia Ittner, Senior Vice President
Robert I. Kurzweil, Senior Vice President
William E. Oliver, Senior Vice President
Raymond J. Papera, Senior Vice President
Frances M. Dunn, Vice President
William J. Fagan, Vice President
Linda N. Kelley, Vice President
Joseph R. LaSpina, Vice President
Eileen M. Murphy, Vice President
Maria C. Sazon, Vice President
Edmund P. Bergan, Jr., Secretary
Mark D. Gersten, Treasurer and Chief Financial Officer
Thomas R. Manley, Controller

CUSTODIAN

State Street Bank and Trust Company
P.O. Box 1912
Boston, MA 02105

DISTRIBUTOR

Alliance Fund Distributors, Inc.
1345 Avenue of the Americas
New York, NY 10105

TRANSFER AGENT

Alliance Global Investor Services, Inc.
P.O. Box 1520
Secaucus, NJ 07096-1520
Toll-Free (800) 221-5672

INDEPENDENT ACCOUNTANTS

PricewaterhouseCoopers LLP
1177 Avenue of the Americas
New York, NY 10036

LEGAL COUNSEL

Seward & Kissel LLP
One Battery Park Plaza
New York, NY 10004

--------------------------------------------------------------------------------

(1)   Members of the Audit Committee.

                                 Alliance Municipal Trust - New Jersey Portfolio
================================================================================

The business and affairs of the Fund are managed under the direction of the Trustees of the Fund. Certain information concerning the Fund's Trustees is set forth below.

                                                                                  PORTFOLIOS
                                                                                    IN FUND                    OTHER
       NAME, ADDRESS                              PRINCIPAL                         COMPLEX                DIRECTORSHIPS
      AGE OF TRUSTEE                            OCCUPATION(S)                     OVERSEEN BY                 HELD BY
    (YEARS OF SERVICE*)                      DURING PAST 5 YEARS                    TRUSTEE                   TRUSTEE
--------------------------------------------------------------------------------------------------------------------------------
INTERESTED TRUSTEE

John D. Carifa,** 57,            President, Chief Operating Officer and a              114              None
1345 Avenue of the Americas,     Director of ACMC**, with which he has been
New York, NY 10105 (13)          associated since prior to 1997.

DISINTERESTED TRUSTEES

Sam Y. Cross, 75                 Since prior to 1997, Executive Vice President of      15               He is a director of Fuji
200 East 66th Street,            The Federal Reserve Bank of New York and                               Bank and Trust Co.
New York, NY 10021 (10)          manager for foreign operations for The Federal
                                 Reserve System. He is Executive-In-Residence
                                 at the School of International and Public
                                 Affairs, Columbia University. He is also a
                                 director of Fuji Bank and Trust Co.

Charles H.P. Duell, 64           President of Middleton Place Foundation with          15               Trustee Emeritus of
Middleton Place Foundation,      which he has been associated since prior to                            the National Trust for
4300 Ashley River Road,          1997. He is also a Trustee Emeritus of the                             Historic Preservation
Charleston,                      National Trust for Historic Preservation and                           and Chairman of the
South Carolina 29414 (17)        serves as Chairman of the Board of                                     Board of Architectural
                                 Architectural Review, City of Charleston.                              Review, City of
                                                                                                        Charleston

William H. Foulk, Jr., 69        An Investment Adviser and an Independent              109              None
2 Sound View Drive,              Consultant. He was formerly Senior Manager
Suite 100, Greenwich,            of Barrett Associates, Inc., a registered
CT 06830 (18)                    investment adviser, with which he had been
                                 associated since prior to 1997. He was
                                 formerly Deputy Comptroller of the State of
                                 New York and, prior thereto, Chief Investment
                                 Officer of the New York Bank for Savings.

David K. Storrs, 58              President and Chief Executive Officer of              15               None
65 South Gate Lane,              Alternative Investment Group, LLC (an
Southport, CT 06490 (13)         investment firm). He was formerly President of
                                 The Common Fund (investment management for
                                 educational institutions) with which he had
                                 been associated since prior to 1997.

Shelby White, 63                 An author and financial journalist.                   15               None
One Sutton Place South,
New York, NY 10022 (10)

                                 Alliance Municipal Trust - New Jersey Portfolio
================================================================================

OFFICERS

    NAME, ADDRESS*                     POSITION(S) HELD                                PRINCIPAL OCCUPATION
       AND AGE                            WITH FUND                                    DURING PAST 5 YEARS**
---------------------------------------------------------------------------------------------------------------------------
John D. Carifa, 57                 Chairman                              See biography above.

Ronald M. Whitehill, 64            President                             Senior Vice President of ACMC** and President and
                                                                         Chief Executive Officer of Alliance Cash
                                                                         Management Services with which he has been
                                                                         associated since prior to 1997.

Kathleen A. Corbet, 42             Senior Vice President                 Executive Vice President of ACMC** with which she
                                                                         has been associated since prior to 1997.

Drew A. Biegel, 51                 Senior Vice President                 Vice President of ACMC** with which he has been
                                                                         associated since prior to 1997.

John R. Bonczek, 42                Senior Vice President                 Senior Vice President of AFD** with which he has
                                                                         been associated since prior to 1997.

Doris T. Ciliberti, 38             Senior Vice President                 Vice President of AFD** with which she has been
                                                                         associated since prior to 1997.

Patricia Ittner, 51                Senior Vice President                 Vice President of ACMC** with which she has been
                                                                         associated since prior to 1997.

Robert I. Kurzweil, 51             Senior Vice President                 Vice President of AFD** with which he has been
                                                                         associated since prior to 1997.

William E. Oliver, 52              Senior Vice President                 Senior Vice President of ACMC** with which he has
                                                                         been associated since prior to 1997.

Raymond J. Papera, 46              Senior Vice President                 Senior Vice President of ACMC** with which he has
                                                                         been associated since prior to 1997.

Frances M. Dunn, 31                Vice President                        Vice President of ACMC** with which she has been
                                                                         associated since prior to 1997.

William J. Fagan, 40               Vice President                        Assistant Vice President of AFD** with which he has
                                                                         been associated since prior to 1997.

Linda N. Kelley, 41                Vice President                        Assistant Vice President of AFD** with which she
                                                                         has been associated since prior to 1997.

Joseph LaSpina, 41                 Vice President                        Vice President of AFD** with which he has been
                                                                         associated since prior to 1997.

Eileen M. Murphy, 30               Vice President                        Vice President of ACMC** with which she has been
                                                                         associated since prior to 1997.

Maria C. Sazon, 36                 Vice President                        Vice President of ACMC** with which she has been
                                                                         associated since prior to 1997.

                                 Alliance Municipal Trust - New Jersey Portfolio
================================================================================

OFFICERS

     NAME, ADDRESS*                             POSITION(S) HELD                    PRINCIPAL OCCUPATION
        AND AGE                                    WITH FUND                        DURING PAST 5 YEARS**
---------------------------------------------------------------------------------------------------------------------------
Edmund P. Bergan, Jr., 52                  Secretary                     Senior Vice President and the General Counsel of
                                                                         AFD** and AGIS** with which he has been
                                                                         associated since prior to 1997.

Mark D. Gersten, 51                        Treasurer and Chief           Senior Vice President of AGIS** and Vice President
                                           Financial Officer             of AFD** with which he has been associated since
                                                                         prior to 1997.

Thomas R. Manley, 50                       Controller                    Vice President of ACMC** with which he has been
                                                                         associated since prior to 1997

--------------------------------------------------------------------------------

* The address for each of the Fund's officers is 1345 Avenue of the Americas, New York, NY 10105.

**    ACMC, AFD, ACL and AGIS are affiliates of the Fund.

      The Fund's Statement of Additional Information (SAI) has additional information about the Fund's Directors and Officers and is available without charge upon request. Contact your financial representative or Alliance Capital at 800-227-4618 for a free prospectus or SAI.

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

Alliance Municipal Trust - New Jersey Portfolio
1345 Avenue of the Americas, New York, NY 10105
Toll free 1 (800) 221-5672

Yields. For current recorded yield information on Alliance Municipal Trust, call on a touch-tone telephone toll-free (800) 251-0539 and press the following sequence of keys:

|*| |*| |1| |2| |9| |2| |#|

For non-touch-tone telephones, call toll-free (800) 221-9513
--------------------------------------------------------------------------------

Alliance Capital [LOGO](R)

(R) These registered service marks used under license from the owner, Alliance Capital Management L.P.

AMTNJAR0602